Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 4 — Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying value of goodwill are as follows:

	December 31,			December 31,
	2014	Other	Impairments	2015
Goodwill, gross	$17,753,907	$-	$-	$17,753,907
Foreign currency translation	-	3,206	-	3,206
Accumulated impairment loss	-	-	(17,757,113)	(17,757,113)
Total Goodwill, net	$17,753,907	$3,206	$(17,757,113)	$-

For the quarter ended June 30, 2015, the Company concluded there was indicator of potential goodwill impairment due to the impact of the significant decline in the Macau VIP gaming promotion business. As a result of identifying indicator of impairment, the Company performed an impairment test of goodwill as of June 30, 2015.

In performing Step 1 of the impairment test, the Company estimated the fair value of the reporting unit using a combination of the income approach and market-based valuation methodologies with greater emphasis placed on the income approach, for purpose of estimating the total enterprise value for the Company.

Under the income approach which is based on probability-weighted discounted cash flow (“DCF”) technique, forecasted net cash flow (“NCF”) of the business was developed and then discounted to the present value at a discount rate commensurate with the risks involved in the ultimate realization of those returns.  This income approach employs the following key projection estimates: (i) rolling chip turnover (“RCT”) and/or expected growth rates in RCT; (ii) win rates; (iii) operating costs and operating profit; (iv) NCF; (v) the expiration date of the concession and sub-concession agreements for the right to operate casinos in Macau; and (vi) the determination of an appropriate discount rate (i.e., a rate of return) based on the reporting unit's deemed weighted average cost of capital (“WACC”).  The WACC considers observable market rates and yields and comparable company return data.  As the name implies, probability-weighted DCF analysis involves the development of several forecasted NCF scenarios that are then probability-weighted to yield an overall indication of reporting unit value. Assumptions used in DCF analysis give consideration to historical financial and operating data, various internal estimates, and economic and market data as derived from a variety of external sources.  These estimates are developed as part of the Company’s routine short-term management procedures and long-range strategic planning process. In addition, the Company tested the reasonableness of the assumption inputs and outcomes of its DCF analysis against available comparable market data.

Under the market approach, the fair value of the reporting unit is derived by reference to the Company’s market capitalization at the valuation date.

The Step 1 analysis indicated that the carrying value of the reporting unit exceeded its estimated fair value, requiring the Company to perform Step 2 to measure the amount of impairment loss, if any.

Under Step 2, the fair value of all of the reporting unit’s assets and liabilities were estimated for the purpose of deriving an estimate of the implied fair value of goodwill. This test resulted in a non-cash, goodwill impairment charge of $17,757,113, which was recognized during the year ended December 31, 2015.

Determining the fair value of a reporting unit is highly judgmental in nature and involves the use of significant estimates and assumptions. The Company’s fair value estimates for purposes of determining the goodwill impairment charge are considered Level 3 fair value measurements. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

Other Intangible Assets

Intangible assets as of December 31, 2015 and 2014 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2014	$606,374	$1,824,021	$161,646,336	$164,076,731
Foreign currency translation	124	(243)	(1,998)	(2,117)
Balance as of December 31, 2014	606,498	1,823,778	161,644,338	164,074,614
Foreign currency translation	251	753	66,737	67,741

Balance as of December 31, 2015	606,749	1,824,531	161,711,075	164,142,355

Accumulated amortization
Balance as of January 1, 2014	320,842	325,156	25,093,788	25,739,786
Amortization expense	127,282	176,281	16,061,471	16,365,034
Foreign currency translation	(55)	108	1,093	1,146
Balance as of December 31, 2014	448,069	501,545	41,156,352	42,105,966
Amortization expense	127,317	176,329	16,065,821	16,369,467
Foreign currency translation	215	248	20,722	21,185

Balance as of December 31, 2015	575,601	678,122	57,242,895	58,496,618
Total amortized intangible assets	$31,148	$1,146,409	$104,468,180	$105,645,737

As a result of the same indicators mentioned above for Goodwill Impairment, the Company performed impairment test of intangible assets as of June 30, 2015 and the sum of the estimated undiscounted cash flows exceeded the carrying amount of the intangible assets. Therefore, no impairment has been recognized for other intangible assets.

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $16,369,467, $16,365,034 and $13,187,006, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2016	$16,273,287
2017	16,242,150
2018	16,242,150
2019	16,242,150
2020	16,242,150
Thereafter	24,403,850
$105,645,737